Income Taxes - Reconciliation of Income Tax Expenses Calculated by Applying Statutory Tax Rates to Actual Tax Expenses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [line items]
Statutory income tax rate	31.70%	31.70%	33.50%
Effective tax rate	248.40%	54.70%	53.50%
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets	¥ 55	¥ 105	¥ 489
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses	57,990	32,985
MixRadio Limited [member]
Disclosure Of Income Taxes [line items]
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses		4	361
Other subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses	1,789	953	189
Japan (country of domicile) [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses	4,134	2,407	966
Korea [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Additional tax charge	2,215
Korea [Member] | Tax losses [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets	40		222
Korea [Member] | Deductible temporary differences [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets	¥ 14		¥ 256
Taiwan [Member] | Tax losses [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets		107
Taiwan [Member] | Deductible temporary differences [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets		¥ 0